Note 22 - Share Capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Balance		$ 69,211		$ 59,317		$ 50,361
Balance		$ 78,808		$ 69,211		$ 59,317
Issued capital [member]
Statement Line Items [Line Items]
Number of fully paid shares issued, beginning of period (in shares)		10,603,153	[1]	10,651,936	[1]	10,510,232
Balance		$ 55,102		$ 55,002		$ 54,569
Number of fully paid shares issued during the year (in shares)	[1]			69,280		141,704
Issued during the year, amount				$ 246		$ 433
Number of fully paid shares issued, share repurchased (in shares)	[1]			(118,063)
Share repurchased, amount				$ (146)
Number of fully paid shares issued, end of period (in shares)	[1]	10,603,153		10,603,153		10,651,936
Balance		$ 55,102		$ 55,102		$ 55,002

[1]	Amounts stated after the 1:5 share consolidation